NATURE AND CONTINUANCE OF OPERATIONS	9 Months Ended
Sep. 30, 2021
NOTE 1. NATURE AND CONTINUANCE OF OPERATIONS

NOTE 1 – NATURE AND CONTINUANCE OF OPERATIONS

Digatrade Financial Corp. (the “Company”) is governed by the Business Corporations Act (British Columbia). The head office, principal address, and records office of the Company are located at 1500 West Georgia Street, Suite 1300, Vancouver, British Columbia, Canada, V6C 2Z6. The Company’s common shares are listed on the NASDAQ Over-the-Counter Board (“OT.PK”) exchange under the symbol “DIGAF”.

In March 2015, the Company entered into an agreement with Mega Ideas Holdings Limited, dba ANX (“ANX”), a company incorporated and existing under the laws of Hong Kong. ANX owns a proprietary trading platform and provides operational support specializing in blockchain development services and exchange and transaction services for crypto-currencies. Effective October 17, 2018, the Company closed the online retail trading platform and shared liquidity order book with ANX International owing to low transaction volumes.

In February 2019, the Company entered into a Definitive Agreement with Securter Inc. (“Securter”), a private Canadian corporation that is developing a proprietary, patent-pending credit card payment platform to significantly increase the security of online credit card payment processing (Note 4).

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards on the basis that the Company is a going concern and will be able to meet its obligations and continue its operations for its next fiscal year. Several conditions as set out below cast uncertainties on the Company’s ability to continue as a going concern.

The outbreak of the COVID-19 virus and the worldwide pandemic has impacted the Company’s plans and activities. The Company may face disruption to operations, supply chain delays, travel and trade restrictions, and impacts on economic activity in affected countries or regions can be expected and are difficult to quantify. Regional disease outbreaks and pandemics represent a serious threat to hiring and maintaining a skilled workforce and could be a major health-care challenge for the Company. There can be no assurance that the Company’s personnel will not be impacted by these regional disease outbreaks and pandemics and ultimately that the Company would see its workforce productivity reduced or incur increased medical costs and insurance premiums as a result of these health risks.

In addition, the pandemic has created a dramatic slowdown in the global economy. The duration of the outbreak and the resulting travel restrictions, social distancing recommendations, government response actions, business disruptions and business closures may have an impact on the Company’s operations and access to capital. There can be no assurance that the Company will not be impacted by adverse consequences that may be brought about by the pandemic’s impact on global industrial and financial markets which may reduce prices in general, share prices and financial liquidity thereby severely limiting access to essential capital.

The Company’s ability to continue as a going concern is dependent upon the financial support from its creditors, shareholders, and related parties, its ability to obtain financing for its development projects, and upon the attainment of future profitable operations.

The Company has not yet achieved profitable operations and has accumulated losses of $10,860,468 since inception and working capital deficiency of $187,888 as at September 30, 2021. Accordingly, the Company will need to raise additional funds through future issuance of securities or debt financing. Although the Company has raised funds in the past, there can be no assurance the Company will be able to raise sufficient funds in the future, in which case the Company may be unable to meet its obligations as they come due in the normal course of business. It is not possible to predict whether financing efforts will be successful or if the Company will attain a profitable level of operations.

The current cash resources are not adequate to pay the Company’s accounts payable and to meet its minimum commitments at the date of these consolidated financial statements, including planned corporate and administrative expenses, and other project costs; accordingly, there is significant doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not give effect to adjustments that would be necessary to the carrying amounts and classifications of assets and liabilities should the Company be unable to continue as a going concern.